FAIR VALUE MEASUREMENTS - Assets measured at fair value on a recurring basis (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Total
Available-for-sale:
Assets measured at fair value	$ 45,657	$ 48,081
Total | U.S. Government and government-sponsored securities
Available-for-sale:
Assets measured at fair value	991	976
Total | Corporate bonds and other securities
Available-for-sale:
Assets measured at fair value	5,204	5,163
Total | U.S. Government-sponsored and guaranteed mortgage-backed securities
Available-for-sale:
Assets measured at fair value	23,602	25,262
Total | Non-agency mortgage-backed securities
Available-for-sale:
Assets measured at fair value	5,860	6,680
Total | Equity securities
Available-for-sale:
Assets measured at fair value	$ 10,000	$ 10,000
Level 1
Available-for-sale:
Assets measured at fair value
Level 1 | U.S. Government and government-sponsored securities
Available-for-sale:
Assets measured at fair value
Level 1 | Corporate bonds and other securities
Available-for-sale:
Assets measured at fair value
Level 1 | U.S. Government-sponsored and guaranteed mortgage-backed securities
Available-for-sale:
Assets measured at fair value
Level 1 | Non-agency mortgage-backed securities
Available-for-sale:
Assets measured at fair value
Level 1 | Equity securities
Available-for-sale:
Assets measured at fair value
Level 2
Available-for-sale:
Assets measured at fair value	$ 35,657	$ 38,081
Level 2 | U.S. Government and government-sponsored securities
Available-for-sale:
Assets measured at fair value	991	976
Level 2 | Corporate bonds and other securities
Available-for-sale:
Assets measured at fair value	5,204	5,163
Level 2 | U.S. Government-sponsored and guaranteed mortgage-backed securities
Available-for-sale:
Assets measured at fair value	23,602	25,262
Level 2 | Non-agency mortgage-backed securities
Available-for-sale:
Assets measured at fair value	$ 5,860	$ 6,680
Level 2 | Equity securities
Available-for-sale:
Assets measured at fair value
Level 3
Available-for-sale:
Assets measured at fair value	$ 10,000	$ 10,000
Level 3 | U.S. Government and government-sponsored securities
Available-for-sale:
Assets measured at fair value
Level 3 | Corporate bonds and other securities
Available-for-sale:
Assets measured at fair value
Level 3 | U.S. Government-sponsored and guaranteed mortgage-backed securities
Available-for-sale:
Assets measured at fair value
Level 3 | Non-agency mortgage-backed securities
Available-for-sale:
Assets measured at fair value
Level 3 | Equity securities
Available-for-sale:
Assets measured at fair value	$ 10,000	$ 10,000